Commitments and Contingencies (Details) - USD ($)				3 Months Ended	12 Months Ended
	Oct. 19, 2022	Jul. 28, 2021	Jul. 22, 2021	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Additional units issued			1,875,000
Deferred underwriting discount percentage				3.50%	3.50%
Common stock issued	12,204,072
Exercised shares	12,204,072
Share issued price per shares (in Dollars per share)	$ 10.29			$ 11.73	$ 11.73
Underwriter least percentage				75.00%	75.00%
Public and private equity percentage				50.00%	50.00%
Sale stock price per share (in Dollars per share)				$ 0.048	$ 10
Minimum [Member]
Commitments and Contingencies [Line Items]
Period of registration rights				5 years	5 years
Sale stock price per share (in Dollars per share)					$ 0.048
Maximum [Member]
Commitments and Contingencies [Line Items]
Period of registration rights				7 years	7 years
Common Stock [Member]
Commitments and Contingencies [Line Items]
Common stock issued				125,000	125,000
IPO [Member]
Commitments and Contingencies [Line Items]
Additional units issued			13,831,230	1,875,000	1,875,000
Underwriting expense (in Dollars)				$ 2,766,246	$ 2,766,246
Common stock issued			13,831,230
Share issued price per shares (in Dollars per share)			$ 10
Sale stock price per share (in Dollars per share)			10.15
IPO [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Share issued price per shares (in Dollars per share)			10
Sale stock price per share (in Dollars per share)			$ 10
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
Additional units issued		1,331,230	1,331,230
Underwriting expense (in Dollars)				$ 125,000	$ 125,000
Common stock issued			1,331,230	143,750	143,750
Exercised shares			1,331,230
Over-Allotment Option [Member] | Common Stock [Member]
Commitments and Contingencies [Line Items]
Exercised shares			138,312
Representative shares			138,312